OPERATING LEASES (Details) - Schedule of rental expense - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Operating Leases
Sublease income	$ 7,357,895	$ 7,396,835
Operating lease cost	(2,996,055)	(3,239,348)
Excess of sublease income over lease cost	$ 4,361,840	$ 4,157,487